UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:         Analyst
Phone:         201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/13/03

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $466,974

List of Other Included Managers:    NONE

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                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AIRBORNE INC                     COM               009269-10-1         4903     250000SH      Sole      25000000
ALLEN TELECOM INC                COM               018091-10-8         8775     900000SH      Sole      90000000
ALLEN TELECOM INC                PFD CONV SER D    018091-20-7         6000      79600SH      Sole       7960000
AVIRON                           NOTE 5.250% 2/0   053762-AD-2         9334    9007000PRN     Sole     900700000
BARD C R INC                     COM               067383-10-9        12612     200000SH      Sole      20000000
BECTON DICKINSON                 COM               075887-10-9         1722      50000SH      Sole       5000000
CAMINUS CORP                     COM               133766-10-5         4445     500000SH      Sole      50000000
COOPER INDS INC                  CL A              G24182-10-0         7142     200000SH      Sole      20000000
CHARTER FIN CORP                 COM               16122M-10-0         6062     200000SH      Sole      20000000
CANADA LIFE FIN                  COM               135113-10-8        30638     700302SH      Sole      70030200
COMCAST CORP                     CL A              20030N-10-1        14295     500000SH      Sole      50000000
CALPINE CORPORATION              COM               131347-10-6         3300    1000000SH      Sole     100000000
CELL THERAPEUTICS                NOTE 5.75% 6/1    150934-AD-9         6209    5736000PRN     Sole     573600000
DREYERS GRAND ICE                COM               261878-10-2        20574     296800SH      Sole      29680000
DREYERS GRAND ICE                PUT               261878-95-2         6932     100000SH  PUT Sole      10000000
FREEPORT-MCMORAN                 NOTE 8.250% 1/3   35671D-AF-2        13802    9894000PRN     Sole     989400000
FORDING CDN COAL TR              TR UNIT           345425-10-2         2145      75003SH      Sole       7500300
FLEMING CO INC                   NOTE 5.250% 3/1   339130-AR-7         1185   12642000PRN     Sole    1264200000
FORD CAP TRUST II                PFD TR CV6.5%     345395-20-6        10800     300000SH      Sole      30000000
GENZYME                          COM GENL DIV      372917-10-4         3645     100000SH      Sole      10000000
HOUSEHOLD INTL INC               PUT               441815-95-7        14140     500000SH  PUT Sole      50000000
HISPANIC BROADCAST               CL A              43357B-10-4        16528     800000SH      Sole      80000000
INSIGNIA FINANCIAL               COM               45767A-10-5         4257     389100SH      Sole      38910000
K2 INC                           COM               482732-10-4         2501     324000SH      Sole      32400000
LODGIAN INC                      COM NEW           54021P-20-5          157      48962SH      Sole       4896200
LOEHMANNS HOLDINGS               COM               540411-50-1        28072    1822838SH      Sole     182283800
3M COMPANY                       COM               88579Y-10-1         3901      30000SH      Sole       3000000
NABORS INDUSTRIES                SHS               G6359F-10-3         1994      50000SH      Sole       5000000
PANAMERICAN BEVERAGE             CL A              P74823-10-8        23848    1100000SH      Sole     110000000
PHARMACIA CORP                   COM               71713U-10-2        68198    1575000SH      Sole     157500000
PALL CORPORATION                 COM               696429-30-7         2000     100000SH      Sole      10000000
P&O PRINCESS                     ADR               693070-10-4          485      18200SH      Sole       1820000
PROBUSINESS SERVICES             COM               742674-10-4         5961     447500SH      Sole      44750000
PRECISE SOFTWARE                 ORD               M41450-10-3        16630    1000000SH      Sole     100000000
QUINTILES TRANSNATL              COM               748767-10-0        18240    1500000SH      Sole     150000000
SCIOS INC                        COM               808905-10-3        61684    1400000SH      Sole     140000000
TAUBMAN CTRS INC                 COM               876664-10-3         5109     300000SH      Sole      30000000
3TEC ENERGY CORP                 COM NEW           88575R-30-8          377      25000SH      Sole       2500000
TYCO INTERNATIONAL               COM               902124-10-6         6430     500000SH      Sole      50000000
WALLACE COMPUTER                 COM               932270-10-1         7473     300000SH      Sole      30000000
WASHINGTON GROUP                 COM NEW           938862-20-8          877      50000SH      Sole       5000000
WHITMAN EDUCATION                COM               966524-10-0         2720     200000SH      Sole      20000000
WARNACO GROUP                    CL A NEW          934390-40-2          873      87698SH      Sole       8769800